UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc.	1,801	$360,632
Airlines — 1.7%
Delta Air Lines, Inc. (a)	232,835	10,701,097
Southwest Airlines Co. (a)	14,810	796,186

		11,497,283
Auto Components — 2.7%
Goodyear Tire & Rubber Co. (a)	270,397	9,734,292
Lear Corp. (a)	64,796	9,173,818

		18,908,110
Banks — 12.7%
Bank of America Corp. (a)	1,005,107	23,710,474
Citigroup, Inc. (a)	91,993	5,503,021
JPMorgan Chase & Co. (a)	305,724	26,854,796
Regions Financial Corp. (a)	260,354	3,782,944
SunTrust Banks, Inc. (a)	218,766	12,097,760
U.S. Bancorp (a)	304,941	15,704,462

		87,653,457
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc. (a)	65,888	6,451,753
Biotechnology — 4.1%
Biogen, Inc. (a)(b)	54,407	14,875,962
Bioverativ, Inc. (b)	13,071	711,847
Gilead Sciences, Inc. (a)	192,011	13,041,387

		28,629,196
Building Products — 0.2%
Owens Corning (a)	25,975	1,594,086
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (a)	60,296	13,851,197
Chemicals — 2.5%
Dow Chemical Co. (a)	267,847	17,018,998
Communications Equipment — 2.2%
Cisco Systems, Inc. (a)	456,067	15,415,065
Construction & Engineering — 0.4%
EMCOR Group, Inc. (a)	38,519	2,424,771
Consumer Finance — 1.1%
SLM Corp. (a)(b)	618,155	7,479,676
Containers & Packaging — 1.6%
Avery Dennison Corp. (a)	49,267	3,970,920
Packaging Corp. of America (a)	79,712	7,303,213

		11,274,133
Diversified Telecommunication Services — 0.3%
AT&T Inc. (a)	37,700	1,566,435
Verizon Communications, Inc. (a)	14,342	699,174

		2,265,609
Electric Utilities — 0.6%
FirstEnergy Corp. (a)	125,222	3,984,564

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp. (a)	108,840	$6,281,156
Flex Ltd. (a)(b)	458,631	7,705,001

		13,986,157
Food & Staples Retailing — 4.5%
CVS Health Corp. (a)	138,171	10,846,424
Walgreens Boots Alliance, Inc. (a)	173,444	14,404,524
Wal-Mart Stores, Inc. (a)	80,756	5,820,892

		31,071,840
Health Care Providers & Services — 7.0%
Aetna, Inc. (a)	8,732	1,113,767
Anthem, Inc. (a)	18,397	3,042,496
Centene Corp. (b)	92,304	6,577,583
Cigna Corp. (a)	17,787	2,605,618
Humana, Inc. (a)	64,918	13,382,197
Laboratory Corp. of America Holdings (b)	37,064	5,317,572
McKesson Corp. (a)	18,519	2,745,627
UnitedHealth Group, Inc. (a)	83,455	13,687,455

		48,472,315
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp. (a)	275,660	16,239,131
Household Durables — 1.9%
DR Horton, Inc. (a)	200,006	6,662,200
Lennar Corp., Class A (a)	60,253	3,084,351
NVR, Inc. (b)	1,453	3,061,297

		12,807,848
Insurance — 0.0%
Prudential Financial, Inc. (a)	3,196	340,949
Internet Software & Services — 4.1%
Alphabet, Inc., Class A (a)(b)	33,504	28,404,691
IT Services — 2.3%
Amdocs Ltd. (a)	99,436	6,064,602
Cognizant Technology Solutions
Corp., Class A (a)(b)	164,279	9,777,886

		15,842,488
Life Sciences Tools & Services — 0.0%
Quintiles IMS Holdings, Inc. (b)	4,104	330,495
Machinery — 1.9%
Stanley Black & Decker, Inc. (a)	79,957	10,623,887
WABCO Holdings, Inc. (a)(b)	22,204	2,607,194

		13,231,081
Media — 3.2%
Comcast Corp., Class A (a)	589,266	22,150,509
Metals & Mining — 0.9%
Rio Tinto PLC — ADR (a)	157,091	6,390,462
Multiline Retail — 0.0%
Kohl’s Corp.	6,022	239,736

Portfolio Abbreviations
ADR	American Depositary Receipt	USD	U.S. Dollar

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Common Stocks	Shares	Value
Multi-Utilities — 0.7%
Ameren Corp. (a)	12,731	$694,985
Public Service Enterprise Group, Inc.	88,510	3,925,420

		4,620,405
Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp. (a)	35,386	2,193,932
BP PLC — ADR (a)	211,505	7,301,147
Chevron Corp. (a)	130,394	14,000,404
Hess Corp. (a)	52,223	2,517,671
Marathon Oil Corp. (a)	131,595	2,079,201
Statoil ASA — ADR (a)	142,450	2,447,291
Suncor Energy, Inc. (a)	217,235	6,679,976
TOTAL SA — ADR (a)	90,924	4,584,388
Valero Energy Corp. (a)	34,800	2,306,892

		44,110,902
Pharmaceuticals — 3.4%
Allergan PLC (a)	16,929	4,044,677
Mallinckrodt PLC (a)(b)	90,888	4,050,878
Merck & Co., Inc. (a)	101,505	6,449,628
Mylan NV (b)	16,534	644,661
Pfizer, Inc. (a)	134,264	4,593,171
Teva Pharmaceutical Industries Ltd. — ADR	108,027	3,466,586

		23,249,601
Professional Services — 0.8%
Robert Half International, Inc. (a)	111,106	5,425,306
Road & Rail — 0.9%
Norfolk Southern Corp. (a)	54,370	6,087,809
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc. (a)	51,857	2,017,237
Intel Corp. (a)	266,433	9,610,238
Lam Research Corp.	119,379	15,323,488
Qorvo, Inc. (a)(b)	40,771	2,795,260

		29,746,223
Software — 5.6%
Activision Blizzard, Inc. (a)	199,362	9,940,189

Common Stocks	Shares	Value
Software (continued)
Dell Technologies, Inc., Class V (a)(b)	35,876	$2,298,934
Microsoft Corp. (a)	400,742	26,392,868

		38,631,991
Specialty Retail — 4.8%
Home Depot, Inc. (a)	102,046	14,983,414
Lowe’s Cos., Inc. (a)	187,711	15,431,721
Urban Outfitters, Inc. (a)(b)	117,196	2,784,577

		33,199,712
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. (a)	251,629	36,149,022
Tobacco — 1.7%
Altria Group, Inc. (a)	162,564	11,610,321
Total Long-Term Investments (Cost — $576,475,335) — 97.0%		671,147,524

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	$25,553,635	25,553,635
Total Short-Term Securities (Cost — $25,553,635) — 3.7%		25,553,635
Total Investments Before Options Written (Cost — $602,028,970*) — 100.7%		696,701,159

Options Written
(Premiums Received — $7,692,548) — (0.9)%		(6,289,717)
Total Investments Net of Options Written — 99.8%		690,411,442
Other Assets Less Liabilities — 0.2%		1,355,283

Net Assets — 100.0%		$691,766,725

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$605,525,782

Gross unrealized appreciation	$105,872,877
Gross unrealized depreciation	(14,697,500)

Net unrealized appreciation	$91,175,377

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	24,715,046	838,589	25,553,635	$25,553,635	$31,043		—	—
SL Liquidity Series, LLC, Money Market Series	695,518	(695,518)	—	—	1,912	[1]	$126	$(54)
Total				$25,553,635	$32,955		$126	$(54)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

       Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Depreciation
105	Mini S&P 500 Index Futures	June 2017	USD	12,386,063	$(66,116)

       Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alphabet, Inc., Class A	Call	4/07/17	USD	862.50	28	$(1,820)
Anadarko Petroleum Corp.	Call	4/07/17	USD	67.00	26	(156)
Bank of America Corp.	Call	4/07/17	USD	25.00	132	(264)
Biogen, Inc.	Call	4/07/17	USD	300.00	98	(5,390)
BP PLC — ADR	Call	4/07/17	USD	34.50	100	(2,550)
Cigna Corp.	Call	4/07/17	USD	152.50	34	(6,188)
Cisco Systems, Inc.	Call	4/07/17	USD	34.50	395	(395)
Cognizant Technology Solutions Corp., Class A	Call	4/07/17	USD	59.50	110	(7,975)
Cognizant Technology Solutions Corp., Class A	Call	4/07/17	USD	60.00	90	(4,275)
Delta Air Lines, Inc.	Call	4/07/17	USD	49.50	345	(1,035)
Delta Air Lines, Inc.	Call	4/07/17	USD	51.50	200	(1,200)
Gilead Sciences, Inc.	Call	4/07/17	USD	70.00	498	(3,486)
Goodyear Tire & Rubber Co.	Call	4/07/17	USD	36.00	289	(13,005)
Hess Corp.	Call	4/07/17	USD	55.50	26	(234)
Home Depot, Inc.	Call	4/07/17	USD	148.00	172	(6,708)
Humana, Inc.	Call	4/07/17	USD	207.50	50	(8,500)
Intel Corp.	Call	4/07/17	USD	36.00	222	(6,660)
Intel Corp.	Call	4/07/17	USD	36.50	110	(880)
Lowe’s Cos., Inc.	Call	4/07/17	USD	82.00	612	(46,206)
Marathon Oil Corp.	Call	4/07/17	USD	16.50	3	(21)
Marathon Oil Corp.	Call	4/07/17	USD	17.00	77	(154)
Microsoft Corp.	Call	4/07/17	USD	65.50	157	(9,577)
Microsoft Corp.	Call	4/07/17	USD	66.00	69	(2,312)
UnitedHealth Group, Inc.	Call	4/07/17	USD	162.50	133	(30,457)
UnitedHealth Group, Inc.	Call	4/07/17	USD	170.00	38	(513)
Urban Outfitters, Inc.	Call	4/07/17	USD	29.00	120	(3,600)
Valero Energy Corp.	Call	4/07/17	USD	67.00	40	(1,480)
Walgreens Boots Alliance, Inc.	Call	4/07/17	USD	88.00	223	(6,244)
Flex Ltd.	Call	4/10/17	USD	16.10	924	(67,384)
Lennar Corp., Class A	Call	4/10/17	USD	47.10	150	(61,992)
Marathon Oil Corp.	Call	4/10/17	USD	17.50	284	(258)
TOTAL SA — ADR	Call	4/10/17	USD	50.65	85	(3,897)
Citigroup, Inc.	Call	4/11/17	USD	59.00	139	(19,584)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Activision Blizzard, Inc.	Call	4/13/17	USD	47.25	350	$(98,827)
Alphabet, Inc., Class A	Call	4/13/17	USD	865.00	28	(4,200)
Altria Group, Inc.	Call	4/13/17	USD	76.00	351	(2,106)
Applied Materials, Inc.	Call	4/13/17	USD	37.50	129	(20,511)
Carnival Corp.	Call	4/13/17	USD	58.50	510	(51,000)
Cisco Systems, Inc.	Call	4/13/17	USD	34.50	218	(1,199)
Cognizant Technology Solutions Corp., Class A	Call	4/13/17	USD	60.00	91	(6,370)
Cognizant Technology Solutions Corp., Class A	Call	4/13/17	USD	60.50	110	(5,775)
Comcast Corp., Class A	Call	4/13/17	USD	37.50	131	(4,389)
Dow Chemical Co.	Call	4/13/17	USD	64.50	10	(365)
Goodyear Tire & Rubber Co.	Call	4/13/17	USD	36.00	290	(17,400)
Home Depot, Inc.	Call	4/13/17	USD	149.00	172	(7,310)
Humana, Inc.	Call	4/13/17	USD	220.00	63	(6,773)
Intel Corp.	Call	4/13/17	USD	36.00	110	(4,345)
Intel Corp.	Call	4/13/17	USD	36.50	111	(1,943)
Mallinckrodt PLC	Call	4/13/17	USD	53.50	196	(8,820)
Marathon Oil Corp.	Call	4/13/17	USD	17.00	78	(546)
Merck & Co., Inc.	Call	4/13/17	USD	66.00	34	(408)
Microsoft Corp.	Call	4/13/17	USD	64.50	175	(27,563)
Microsoft Corp.	Call	4/13/17	USD	65.00	481	(55,315)
Microsoft Corp.	Call	4/13/17	USD	65.50	87	(6,482)
Microsoft Corp.	Call	4/13/17	USD	66.00	69	(3,278)
Pfizer, Inc.	Call	4/13/17	USD	34.00	321	(13,964)
Pfizer, Inc.	Call	4/13/17	USD	34.50	69	(1,242)
U.S. Bancorp	Call	4/13/17	USD	55.50	650	(13,650)
UnitedHealth Group, Inc.	Call	4/13/17	USD	170.00	134	(2,680)
Valero Energy Corp.	Call	4/13/17	USD	68.00	40	(1,320)
Verizon Communications, Inc.	Call	4/13/17	USD	50.00	35	(105)
Verizon Communications, Inc.	Call	4/13/17	USD	50.50	36	(108)
Walgreens Boots Alliance, Inc.	Call	4/13/17	USD	86.50	172	(11,094)
Allergan PLC	Call	4/21/17	USD	250.00	42	(3,780)
Alphabet, Inc., Class A	Call	4/21/17	USD	850.00	27	(24,705)
Alphabet, Inc., Class A	Call	4/21/17	USD	865.00	28	(8,960)
Altria Group, Inc.	Call	4/21/17	USD	75.00	218	(981)
Amdocs Ltd.	Call	4/21/17	USD	60.00	257	(41,763)
Amdocs Ltd.	Call	4/21/17	USD	62.50	240	(10,200)
Ameren Corp.	Call	4/21/17	USD	55.00	63	(3,623)
Anadarko Petroleum Corp.	Call	4/21/17	USD	65.00	52	(1,794)
Anthem, Inc.	Call	4/21/17	USD	166.00	37	(11,278)
Apple, Inc.	Call	4/21/17	USD	135.00	222	(199,800)
Applied Materials, Inc.	Call	4/21/17	USD	35.00	130	(52,000)
AT&T Inc.	Call	4/21/17	USD	42.00	94	(1,316)
Avery Dennison Corp.	Call	4/21/17	USD	80.00	185	(29,600)
Bank of America Corp.	Call	4/21/17	USD	25.00	215	(3,118)
BP PLC — ADR	Call	4/21/17	USD	35.00	105	(2,625)
BP PLC — ADR	Call	4/21/17	USD	36.00	121	(666)
Carnival Corp.	Call	4/21/17	USD	57.50	510	(95,625)
Chevron Corp.	Call	4/21/17	USD	115.00	86	(387)
Cigna Corp.	Call	4/21/17	USD	155.00	27	(3,105)
Cisco Systems, Inc.	Call	4/21/17	USD	34.00	514	(8,995)
Citigroup, Inc.	Call	4/21/17	USD	60.00	31	(3,379)
Cognizant Technology Solutions Corp., Class A	Call	4/21/17	USD	60.00	182	(16,835)
Comcast Corp., Class A	Call	4/21/17	USD	37.50	131	(5,895)
Comcast Corp., Class A	Call	4/21/17	USD	37.90	864	(24,425)
CVS Health Corp.	Call	4/21/17	USD	80.00	218	(6,431)
Dell Technologies, Inc., Class V	Call	4/21/17	USD	65.00	180	(12,600)
Dow Chemical Co.	Call	4/21/17	USD	65.00	11	(451)
DR Horton, Inc.	Call	4/21/17	USD	31.00	279	(73,377)
EMCOR Group, Inc.	Call	4/21/17	USD	65.00	114	(5,700)
FirstEnergy Corp.	Call	4/21/17	USD	31.00	180	(18,450)
FirstEnergy Corp.	Call	4/21/17	USD	32.00	150	(6,375)

4	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
FirstEnergy Corp.	Call	4/21/17	USD	33.00	121	$(1,210)
Flex Ltd.	Call	4/21/17	USD	15.52	419	(54,434)
Goldman Sachs Group, Inc.	Call	4/21/17	USD	260.00	88	(1,100)
Goodyear Tire & Rubber Co.	Call	4/21/17	USD	37.00	210	(6,825)
Home Depot, Inc.	Call	4/21/17	USD	145.00	166	(46,397)
Humana, Inc.	Call	4/21/17	USD	220.00	63	(3,930)
JPMorgan Chase & Co.	Call	4/21/17	USD	90.00	330	(19,140)
Lear Corp.	Call	4/21/17	USD	150.00	46	(1,610)
McKesson Corp.	Call	4/21/17	USD	150.00	70	(12,775)
Merck & Co., Inc.	Call	4/21/17	USD	65.00	220	(5,390)
Microsoft Corp.	Call	4/21/17	USD	65.00	280	(35,000)
Owens Corning	Call	4/21/17	USD	60.00	136	(26,860)
Packaging Corp. of America	Call	4/21/17	USD	97.50	62	(2,790)
Prudential Financial, Inc.	Call	4/21/17	USD	115.00	16	(208)
Qorvo, Inc.	Call	4/21/17	USD	70.00	55	(5,913)
Rio Tinto PLC — ADR	Call	4/21/17	USD	47.50	286	(1,430)
Robert Half International, Inc.	Call	4/21/17	USD	50.00	200	(10,500)
SLM Corp.	Call	4/21/17	USD	12.00	1,592	(64,476)
Southwest Airlines Co.	Call	4/21/17	USD	60.00	74	(740)
Stanley Black & Decker, Inc.	Call	4/21/17	USD	130.00	230	(97,750)
Statoil ASA — ADR	Call	4/21/17	USD	20.00	320	(3,200)
Suncor Energy, Inc.	Call	4/21/17	USD	31.00	220	(10,230)
SunTrust Banks, Inc.	Call	4/21/17	USD	55.00	263	(38,924)
U.S. Bancorp	Call	4/21/17	USD	53.50	56	(1,120)
U.S. Bancorp	Call	4/21/17	USD	55.00	134	(737)
UnitedHealth Group, Inc.	Call	4/21/17	USD	170.00	38	(3,173)
Urban Outfitters, Inc.	Call	4/21/17	USD	27.00	123	(2,460)
Valero Energy Corp.	Call	4/21/17	USD	69.00	15	(472)
WABCO Holdings, Inc.	Call	4/21/17	USD	120.00	56	(11,620)
Walgreens Boots Alliance, Inc.	Call	4/21/17	USD	87.50	172	(9,202)
Wal-Mart Stores, Inc.	Call	4/21/17	USD	72.50	248	(15,376)
Activision Blizzard, Inc.	Call	4/28/17	USD	50.00	270	(28,080)
Alphabet, Inc., Class A	Call	4/28/17	USD	860.00	29	(41,470)
Anadarko Petroleum Corp.	Call	4/28/17	USD	64.00	23	(1,932)
Apple, Inc.	Call	4/28/17	USD	139.00	246	(145,140)
BP PLC — ADR	Call	4/28/17	USD	35.00	74	(2,664)
Chevron Corp.	Call	4/28/17	USD	113.00	118	(3,658)
Cigna Corp.	Call	4/28/17	USD	155.00	36	(10,044)
Cisco Systems, Inc.	Call	4/28/17	USD	34.50	221	(2,984)
Citigroup, Inc.	Call	4/28/17	USD	62.50	14	(602)
Cognizant Technology Solutions Corp., Class A	Call	4/28/17	USD	60.00	310	(37,200)
Comcast Corp., Class A	Call	4/28/17	USD	38.50	130	(4,290)
Delta Air Lines, Inc.	Call	4/28/17	USD	49.00	290	(8,410)
Dow Chemical Co.	Call	4/28/17	USD	64.00	718	(82,211)
FirstEnergy Corp.	Call	4/28/17	USD	32.00	175	(8,826)
Goldman Sachs Group, Inc.	Call	4/28/17	USD	252.50	60	(2,490)
Goodyear Tire & Rubber Co.	Call	4/28/17	USD	37.00	214	(12,840)
Hess Corp.	Call	4/28/17	USD	49.00	53	(6,519)
Humana, Inc.	Call	4/28/17	USD	210.00	85	(29,113)
Humana, Inc.	Call	4/28/17	USD	220.00	13	(1,722)
Intel Corp.	Call	4/28/17	USD	36.00	168	(13,440)
JPMorgan Chase & Co.	Call	4/28/17	USD	88.50	244	(31,720)
JPMorgan Chase & Co.	Call	4/28/17	USD	92.00	373	(12,869)
Lowe’s Cos., Inc.	Call	4/28/17	USD	81.50	28	(4,970)
Mallinckrodt PLC	Call	4/28/17	USD	48.00	258	(23,865)
Marathon Oil Corp.	Call	4/28/17	USD	17.00	38	(741)
Merck & Co., Inc.	Call	4/28/17	USD	64.50	27	(2,484)
Merck & Co., Inc.	Call	4/28/17	USD	66.50	34	(2,822)
Microsoft Corp.	Call	4/28/17	USD	66.00	137	(18,906)
Microsoft Corp.	Call	4/28/17	USD	66.50	34	(3,893)
Norfolk Southern Corp.	Call	4/28/17	USD	113.00	160	(42,000)
Suncor Energy, Inc.	Call	4/28/17	USD	31.00	495	(34,403)
U.S. Bancorp	Call	4/28/17	USD	53.50	57	(1,625)
U.S. Bancorp	Call	4/28/17	USD	56.00	515	(5,150)

MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
UnitedHealth Group, Inc.	Call	4/28/17	USD	165.00	63	$(19,373)
Valero Energy Corp.	Call	4/28/17	USD	68.50	40	(3,520)
Walgreens Boots Alliance, Inc.	Call	4/28/17	USD	88.00	150	(8,700)
Wal-Mart Stores, Inc.	Call	4/28/17	USD	70.50	155	(33,325)
Aetna, Inc.	Call	5/01/17	USD	132.50	86	(8,768)
Bank of America Corp.	Call	5/03/17	USD	24.60	800	(27,599)
EMCOR Group, Inc.	Call	5/03/17	USD	65.01	78	(8,604)
Goldman Sachs Group, Inc.	Call	5/03/17	USD	248.75	153	(14,129)
TOTAL SA — ADR	Call	5/04/17	USD	51.25	152	(13,127)
Activision Blizzard, Inc.	Call	5/05/17	USD	50.50	270	(42,255)
Alphabet, Inc., Class A	Call	5/05/17	USD	852.50	27	(51,165)
Altria Group, Inc.	Call	5/05/17	USD	74.00	121	(5,808)
Anadarko Petroleum Corp.	Call	5/05/17	USD	64.00	23	(2,875)
Apple, Inc.	Call	5/05/17	USD	142.00	220	(105,600)
Carnival Corp.	Call	5/05/17	USD	56.75	358	(102,469)
Chevron Corp.	Call	5/05/17	USD	111.00	122	(9,272)
Cisco Systems, Inc.	Call	5/05/17	USD	34.00	93	(3,069)
Citigroup, Inc.	Call	5/05/17	USD	59.00	113	(24,239)
Comcast Corp., Class A	Call	5/05/17	USD	37.55	522	(39,967)
CVS Health Corp.	Call	5/05/17	USD	80.00	218	(18,857)
Delta Air Lines, Inc.	Call	5/05/17	USD	48.00	129	(8,256)
Goodyear Tire & Rubber Co.	Call	5/05/17	USD	37.00	365	(29,200)
Intel Corp.	Call	5/05/17	USD	36.50	364	(21,112)
JPMorgan Chase & Co.	Call	5/05/17	USD	88.50	244	(37,332)
Marathon Oil Corp.	Call	5/05/17	USD	17.50	28	(560)
Merck & Co., Inc.	Call	5/05/17	USD	65.00	28	(2,338)
Microsoft Corp.	Call	5/05/17	USD	67.00	69	(6,969)
Pfizer, Inc.	Call	5/05/17	USD	34.50	128	(6,400)
Suncor Energy, Inc.	Call	5/05/17	USD	31.50	60	(3,420)
Urban Outfitters, Inc.	Call	5/05/17	USD	26.00	150	(4,500)
Walgreens Boots Alliance, Inc.	Call	5/05/17	USD	86.50	150	(15,675)
Flex Ltd.	Call	5/08/17	USD	16.70	475	(23,347)
Suncor Energy, Inc.	Call	5/08/17	USD	32.10	101	(2,981)
Anthem, Inc.	Call	5/11/17	USD	166.00	37	(16,247)
Bank of America Corp.	Call	5/11/17	USD	25.55	1,815	(34,561)
JPMorgan Chase & Co.	Call	5/11/17	USD	92.05	199	(12,032)
Apple, Inc.	Call	5/12/17	USD	139.20	373	(235,895)
BP PLC — ADR	Call	5/12/17	USD	35.00	59	(3,304)
Chevron Corp.	Call	5/12/17	USD	110.00	33	(4,042)
Citigroup, Inc.	Call	5/12/17	USD	61.50	162	(15,309)
Comcast Corp., Class A	Call	5/12/17	USD	38.25	646	(35,458)
DR Horton, Inc.	Call	5/12/17	USD	33.50	305	(33,093)
Gilead Sciences, Inc.	Call	5/12/17	USD	70.00	462	(56,595)
Hess Corp.	Call	5/12/17	USD	50.00	48	(6,432)
Intel Corp.	Call	5/12/17	USD	36.50	247	(15,561)
Marathon Oil Corp.	Call	5/12/17	USD	17.00	37	(1,369)
McKesson Corp.	Call	5/12/17	USD	155.00	22	(5,775)
Merck & Co., Inc.	Call	5/12/17	USD	63.50	34	(5,423)
Microsoft Corp.	Call	5/12/17	USD	66.00	212	(33,496)
Pfizer, Inc.	Call	5/12/17	USD	34.50	128	(6,848)
CDW Corp.	Call	5/17/17	USD	59.80	350	(30,111)
Activision Blizzard, Inc.	Call	5/19/17	USD	50.00	200	(41,500)
Allergan PLC	Call	5/19/17	USD	250.00	42	(15,540)
Altria Group, Inc.	Call	5/19/17	USD	75.00	122	(4,819)
Anadarko Petroleum Corp.	Call	5/19/17	USD	62.50	53	(12,058)
Anthem, Inc.	Call	5/19/17	USD	170.00	17	(6,162)
Apple, Inc.	Call	5/19/17	USD	140.00	197	(124,603)
AT&T Inc.	Call	5/19/17	USD	42.00	94	(4,465)
Bank of America Corp.	Call	5/19/17	USD	24.00	1,500	(106,500)
Biogen, Inc.	Call	5/19/17	USD	275.00	174	(188,790)
BP PLC — ADR	Call	5/19/17	USD	35.00	360	(21,420)
Chevron Corp.	Call	5/19/17	USD	110.00	162	(21,060)
Cisco Systems, Inc.	Call	5/19/17	USD	34.00	839	(53,696)
Comcast Corp., Class A	Call	5/19/17	USD	37.55	522	(47,964)
CVS Health Corp.	Call	5/19/17	USD	80.00	254	(27,178)

6	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Dow Chemical Co.	Call	5/19/17	USD	65.00	300	$(33,450)
DR Horton, Inc.	Call	5/19/17	USD	34.00	396	(33,462)
Dr. Pepper Snapple Group, Inc.	Call	5/19/17	USD	95.00	50	(21,500)
Dr. Pepper Snapple Group, Inc.	Call	5/19/17	USD	97.50	280	(74,900)
Hess Corp.	Call	5/19/17	USD	50.00	88	(12,628)
Humana, Inc.	Call	5/19/17	USD	210.00	50	(29,000)
JPMorgan Chase & Co.	Call	5/19/17	USD	92.50	138	(9,177)
Lear Corp.	Call	5/19/17	USD	145.00	144	(46,080)
Lennar Corp., Class A	Call	5/19/17	USD	52.50	151	(15,327)
Lowe’s Cos., Inc.	Call	5/19/17	USD	82.50	298	(51,107)
Marathon Oil Corp.	Call	5/19/17	USD	17.00	37	(1,499)
Merck & Co., Inc.	Call	5/19/17	USD	65.00	56	(5,628)
Merck & Co., Inc.	Call	5/19/17	USD	67.50	74	(2,479)
Microsoft Corp.	Call	5/19/17	USD	65.00	233	(51,493)
Norfolk Southern Corp.	Call	5/19/17	USD	115.00	111	(27,195)
Pfizer, Inc.	Call	5/19/17	USD	35.00	25	(825)
Regions Financial Corp.	Call	5/19/17	USD	15.30	845	(26,647)
Rio Tinto PLC — ADR	Call	5/19/17	USD	42.50	342	(40,185)
Robert Half International, Inc.	Call	5/19/17	USD	50.00	200	(29,000)
SLM Corp.	Call	5/19/17	USD	13.00	190	(3,895)
Suncor Energy, Inc.	Call	5/19/17	USD	33.00	90	(2,205)
TOTAL SA — ADR	Call	5/19/17	USD	52.50	217	(13,020)
U.S. Bancorp	Call	5/19/17	USD	55.00	112	(2,576)
UnitedHealth Group, Inc.	Call	5/19/17	USD	170.00	12	(2,172)
Dow Chemical Co.	Call	6/16/17	USD	65.00	300	(45,450)
WABCO Holdings, Inc.	Call	6/16/17	USD	120.00	56	(22,680)
Total						$(5,041,499)

       OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Stanley Black & Decker, Inc.	Call	Deutsche Bank AG	4/04/17	USD	128.43	18,800	$(85,860)
Centene Corp.	Call	UBS AG	4/06/17	USD	71.43	23,000	(19,991)
Rio Tinto PLC — ADR	Call	Deutsche Bank AG	4/06/17	USD	42.90	9,900	(583)
Laboratory Corp. of America
Holdings	Call	Citibank N.A.	4/07/17	USD	139.15	9,300	(42,479)
Robert Half International, Inc.	Call	Bank of America N.A.	4/10/17	USD	47.21	21,000	(38,396)
Statoil ASA — ADR	Call	Goldman Sachs International	4/13/17	USD	18.26	40,000	(223)
CDW Corp.	Call	Morgan Stanley & Co. International PLC	4/18/17	USD	59.10	21,100	(10,399)
SLM Corp.	Call	Morgan Stanley & Co. International PLC	4/18/17	USD	12.23	87,000	(23,367)
Lam Research Corp.	Call	Deutsche Bank AG	4/20/17	USD	119.00	29,800	(305,315)
Public Service Enterprise Group, Inc.	Call	Citibank N.A.	4/20/17	USD	43.34	13,200	(17,284)
Rio Tinto PLC — ADR	Call	Morgan Stanley & Co. International PLC	4/20/17	USD	42.67	5,500	(2,347)
Centene Corp.	Call	UBS AG	4/27/17	USD	71.43	23,000	(44,523)
Flex Ltd.	Call	Morgan Stanley & Co. International PLC	4/27/17	USD	16.81	47,500	(15,279)
Lear Corp.	Call	Barclays Bank PLC	4/27/17	USD	146.73	13,300	(17,165)
Avery Dennison Corp.	Call	UBS AG	4/28/17	USD	81.30	6,100	(7,066)
Laboratory Corp. of America
Holdings	Call	Citibank N.A.	4/28/17	USD	139.15	9,300	(53,105)
Qorvo, Inc.	Call	Deutsche Bank AG	4/28/17	USD	67.85	14,800	(35,486)
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/03/17	USD	58.36	41,500	(22,953)
Packaging Corp. of America	Call	Citibank N.A.	5/08/17	USD	95.50	13,600	(18,237)
Regions Financial Corp.	Call	Barclays Bank PLC	5/11/17	USD	14.90	45,600	(17,705)
SLM Corp.	Call	Bank of America N.A.	5/11/17	USD	12.51	43,800	(13,921)
SunTrust Banks, Inc.	Call	Goldman Sachs International	5/15/17	USD	58.25	41,500	(35,673)
Public Service Enterprise Group, Inc.	Call	Barclays Bank PLC	5/16/17	USD	45.00	31,000	(24,482)
Lam Research Corp.	Call	Deutsche Bank AG	5/17/17	USD	119.25	29,800	(346,360)
Packaging Corp. of America	Call	Bank of America N.A.	5/22/17	USD	94.14	20,000	(50,019)
Total							$(1,248,218)

MARCH 31, 2017	7

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$671,147,524	—	—	$671,147,524
Short-Term Securities	25,553,635	—	—	25,553,635

Total Investments	$696,701,159	—	—	$696,701,159

Derivative Financial Instruments[2]
Liabilities:
Equity contracts.	$(4,076,804)	$(2,279,029)	—	$(6,355,833)

[1]	See above Schedule of Investments for values in each industry.

[2]

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

8	MARCH 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date:	May 23, 2017